SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

During October and November 2021, the Company raised $355,884 on its equity line of credit through the sale of 39,022,336 shares of its common stock at a price of approximately $.0912 per share.

NOTE 14 – SUBSEQUENT EVENTS

In February 2021, the Company entered into a $165,000 8% Convertible Note Agreement with an accredited investor that matures on November 16, 2021. The Note carried an original issue discount (OID) of 10% so the amount funded to the Company was $150,000.The note contains a conversion Price shall equal $.0171 (fixed price equaling 90% of the lowest variable weighted average price (“VWAP”) for 10 days preceding the Issue Date) (the “Fixed Conversion Price”), subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower.

Stage It Corp [Member]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to September 30, 2021 the Company received ___________ in proceeds comprised of a

On February 13, 2022, the Company entered into an agreement with VNUE, Inc. to sell 100% of the ownership of the Company in a $10,000,000 stock transaction comprised of approximately $1,500,000 in cash and up to $8,500,000 in restricted VNUE common stock, some of which is milestone based.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to December 31, 2020 the Company received $700,922 in proceeds comprised of a promissory loan for $250,000 at 15% interest, advances from VNUE of $35,000 and $415,922 under the terms of revenue factoring agreement with three different lenders at an average rate of _____%

On February ______, 2022, the Company entered into an agreement with VNUE, Inc. to sell 100% of the ownership of the Company in a $10,000,000 stock transaction comprised of approximately $1,500,000 in cash and up to $8,500,000 in restricted VNUE common stock, some of which is milestone based.